Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

NOTE 9: SUPPLEMENTAL CASH FLOW INFORMATION

During the nine months ending September 30, 2017, the Company had the following non-cash investing and financing activities:

●	Increased convertible notes payable by $69,279, increased related party notes payable by $51,576, and decreased accrued interest by $120,855 for the reclassification of accrued interest to principal.

●	Increased derivative liabilities for $99,661 to record a debt discount on convertible notes payable.

●	Increased convertible notes payable and decreased loan from shareholder by $137,000 to roll proceeds from shareholder advances to a formal convertible note payable.

●	Issued 743,699 shares of Series A Preferred for loan fees that increased the convertible note debt discount by $1,116,110.

●	Issued 13,367,100 shares of common stock in exchange for 1,276,710 shares of Series A Preferred decreasing preferred stock by $3,361,540, increasing common stock by $13,367, and increasing paid in capital by $3,348,173.

●	Issued 3,096,483 shares of common stock valued at $309,450 and 343,279 shares of Series A Preferred valued at $1,011,797 for the reduction of $272,976 of accounts payable, the reduction of $387,751 of accrued payroll, while recording $294,530 as a gain on extinguishment of debt and $365,990 worth of services.

●	Issued 3,040,239 shares of common stock valued at $334,048 for the reduction of $322,381 of convertible notes payable and $36,479 of accrued interest, reducing debt discount by $159,299, and recording $134,487 as a gain on extinguishment of debt.

NOTE 13: SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2016, the Company had the following non-cash investing and financing activities:

-	Issued 30,644 shares of common stock valued at $0 for the issuance of cashless warrants.

-	Decreased related party notes by $1,197,950, decrease related party convertible notes by $473,613, offset by a decrease $448,613 in debt discount decreased convertible notes payable by $1,444,950, offset by a decrease $814,624 in debt discount, decreased accrued interest by $110,382, decreased derivative liabilities by $10,468,224, and increased Series A Preferred by $12,431,882 due to 2,150,391 shares issued in conjunction with the settlement of convertible notes.

-	Increased convertible notes payable and decreased accrued interest by $455,150 for the reclassification of accrued interest to principal.

-	Issued 62,854 shares of Series A Preferred, valued at $407,973, which decreased derivative liabilities by $1,179,710 and for which a gain on debt extinguishment was recorded for $771,737.

-	Increased derivative liabilities for $1,283,448 to record a debt discount on related party convertible notes of $473,613 and a debt discount on convertible notes of $809,835.

-	Increased paid in capital and decreased liability for lack of authorized shares for $852,092.

-	Increased convertible notes payable and decreased loan from shareholder by $127,533 to roll proceeds from shareholder advances to a formal convertible note payable.

-	Issued 433,146 shares of Series A Preferred, valued at $432,866, for loan fees that increased the convertible note debt discount by $363,807 and increased derivative liabilities by $69,059.

-	Issued 11,180,289 shares of common stock valued at $1,590,801 in exchange for 1,118,024 shares of Series A Preferred valued at $4,828,204, resulting in an increase in retained earnings of $3,237,403.

During the year ended December 31, 2015, the Company had the following non-cash investing and financing activities:

-	Issued 1,995,000 shares of common stock valued at $0 for the issuance of cashless warrants.

-	Issued 43,326 shares of common stock as loan fees on convertible debt.

-	Issued 108,833 shares of preferred stock as loan fees on convertible debt.

-	Issued 920,516 shares of common stock for an extinguishment of $31,721 worth of principal on convertible notes payable $0 worth of accrued interest, $79,044 worth of derivative liabilities and $3,035 worth of debt discount.

-	Issued 74,000 shares of preferred stock for an extinguishment of $22,700 worth of principal on convertible notes payable $0 worth of accrued interest, $0 worth of derivative liabilities and $0 worth of debt discount.

-	Issued 960,929 shares of preferred stock valued at $2,201,963 in exchange for $4,243,566 of notes.

-	Issued 421,797 shares of preferred stock valued at $1,358,726 in exchange for $370,197 of accounts payable and $262,500 of accrued payroll.

-	Issued 25,000 shares of preferred stock as loan extension fees.